Provisions - Litigation and other matters - Tax Litigation Narrative (Details) € in Millions	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Jun. 13, 2023 case	Dec. 31, 2022 EUR (€)
Disclosure of other provisions [line items]
PROVISIONS	€ 8,355	€ 8,407	€ 8,441		€ 8,149
Banco Santander (Brasil) S.A.
Disclosure of other provisions [line items]
Legal proceedings provision, probable loss fully provisioned	553
Banco Santander Brasil Sa Subsidiary
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Legal proceedings provision, possible loss, contingent liabilities	5,040
Legal Case Relating To Programa de Integraçao Social And Contribuição para Financiamento da Seguridade Social
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Number of unfavorably cases ruled by federal supreme court | case				2
Legal case relating to questionable deduction of loan losses in income tax returns | Banco Santander Brazil SA Subsidiary
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PROVISIONS	0
Legal Case Relating To Tax Deductibility Of Sale Of Shares | Banco Santander Brazil SA Subsidiary
Disclosure of other provisions [line items]
PROVISIONS	0
Legal case relating to deduction of expenses in income tax | Banco Santander (Brasil) S.A.
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PROVISIONS	0
Legal case related to tax deductibility of amortization of goodwill arising on acquisition | Banco Santander Brazil SA Subsidiary | Banco Comercial e de Investimento Sudameris S.A
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PROVISIONS	0
Legal case related to tax deductibility of amortization of goodwill arising on acquisition | Banco Santander Brazil SA Subsidiary | Getnet Tecnologia Proces S.A.
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PROVISIONS	0
Legal Case Related To Tax Compensation With Credits | Banco Santander Brazil SA Subsidiary
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PROVISIONS	0
Legal case related to infringement notices initiated by tax authorities regarding the offsetting of tax losses | Banco Santander Brazil SA Subsidiary
Disclosure of other provisions [line items]
PROVISIONS	0
Legal case related to withholding income tax on payments derived from technology services | Banco Santander (Brasil) S.A.
Disclosure of other provisions [line items]
PROVISIONS	€ 0